ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Digital TV Technology Co., Ltd. (“CDTV BVI”) was incorporated in the British Virgin Islands (“BVI”) as a limited liability company on March 9, 2004 by the shareholders of Novel-Tongfang Information Engineering Co., Ltd. (“N-T Information Engineering”) and SB Asia Infrastructure Fund L.P. (“SAIF”), a third-party investor. The principal activities of CDTV BVI are to install and integrate conditional access systems (“CA Systems”), subscriber management systems and electronic program guidance systems to cable TV operators in the People’s Republic of China (“PRC”) and to sell digital TV intelligent cards (“smart cards”) to these operators.

The development, production and sale of commercial encryption products in the PRC are regulated by the PRC National Encryption Administrative Bureau. Currently, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from conducting encryption-related businesses; however, they may have difficulty in obtaining the licenses or permits required for conducting such businesses from the Encryption Bureau due to the PRC Encryption Authority’s generally restrictive approach towards foreign participation in the PRC encryption industry. In addition, the PRC State Administration of Radio, Film and Television (“SARFT”) has a policy to require any cable television network operator who uses non-PRC CA systems to install parallel PRC CA systems. Such policy does not expressly indicate whether the CA systems produced by a foreign-invested company incorporated in the PRC fall into the category of non-PRC CA systems. In consideration of the PRC Encryption Authority’s preferences and the SARFT’s policy, CDTV BVI conducts substantially all of its operations through its subsidiary, Beijing Super TV Co., Ltd. (“Super TV”), and Novel-Tongfang Digital TV Technology Co., Ltd. (“N-T Digital TV”), a variable interest entity (“VIE”), which is 100% owned by PRC citizens and has obtained the license to operate such business in the PRC.

N-T Digital TV was established in the PRC on May 31, 2004 by N-T Information Engineering (who contributed 75% of the paid-in capital) and Ms. Li Yang, who is a PRC citizen representing SAIF (which contributed 25% of the paid-in capital). N-T Digital TV was subsequently renamed to Beijing Novel-Super Digital TV Technology Co., Ltd. (“N-S Digital TV”) in December 2007. In August 2007, Ms. Li Yang transferred her entire equity interest in the VIE to Ms. Wei Gao, a PRC citizen representing SAIF. In June 2008, Ms. Wei Gao transferred her entire equity interest in the VIE to Mr. Junming Wu, a PRC citizen employed by Super TV and the business registration was completed in 2009. In November 2008, N-T Information Engineering transferred its entire equity interest in the VIE to Mr. Lei Zhang and Mr. Shizhou Shen, two PRC citizens employed by Super TV. In July 2011, Mr. Junming Wu transferred his entire equity interest in the VIE to Mr. Tianxing Wang. Meanwhile, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang, all of whom are PRC citizens employed by Super TV, contributed cash to increase the registered capital of the VIE by $18,170 using the loans proceeds from Super TV. After these transactions, the VIE is owned by Mr. Shizhou Shen, Mr. Lei Zhang, Mr. Tianxing Wang and Mr. Wenjun Wang with equity interest of 8.3%, 31.6%, 31.2% and 28.9%, respectively. CDTV BVI does not have direct equity interest in the VIE, but it obtains control and enjoys the economic benefits of the VIE through a series of contractual arrangements entered into among Super TV, the VIE and its equity holders.

In 2007, the shareholders of CDTV BVI established China Digital TV Holding Co., Ltd. (the “Company” or “CDTV Holding”), as the holding Company of CDTV BVI and its subsidiary and VIE, CDTV Holding was incorporated in the Cayman Islands. The shareholders of CDTV BVI exchanged all of their shares of CDTV BVI for shares of CDTV Holding in proportion to their percentage interests in CDTV BVI. As a result, CDTV BVI became a wholly owned subsidiary of CDTV Holding.

VIE	contractual agreements

A majority of the Group’s customers are provincial and municipal cable network operators in the PRC, which are primarily state-owned enterprises (“SOEs”). Due to the above-mentioned regulatory considerations, these SOEs tend to purchase CA systems from PRC local companies, rather than from companies with foreign investment such as Super TV. In order to accommodate the PRC regulations and participate in the smart card and CA systems business (for the benefit of the Group), the Group arranged for Super TV to enter into the following agreements with the VIE and its equity holders:

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Technical Support and Related Services Agreement: Super TV exclusively provides the VIE and/or its customers with technical support, technical training and personnel services relating to the VIE’s marketing activities and services relating to the maintenance and optimization for the products and software of the VIE’s customers at the VIE’s request. The fees for such technical support and services are determined at Super TV’s discretion. The term of this agreement is 15 years, which may not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement will be automatically renewed for another 15 years upon its expiration date unless written notice has been given by Super TV.

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Technology License Agreement: The VIE granted Super TV, free of charge, an exclusive license to use certain software copyrights, patents, unpatentable technology and technical secrets relating to the digital television business that was transferred from N-T Information Engineering to the VIE. The term of the license is ten years, which may not be terminated or amended without the written consent of Super TV prior to its termination date and will be automatically renewed for an additional ten years upon its termination date unless written notice has been given by Super TV.

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Technology Development Agreement: The VIE engaged Super TV to develop all technology required by the VIE or its customers. The fees payable by the VIE to Super TV under the agreement will be based on the price and quantity of the technology products, and a set percentage determined by Super TV. The term of the agreement is ten years, which may not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement will be automatically renewed for an additional ten years upon its termination date unless written notice has been given by Super TV.

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Products and Software Purchase Agreement: The VIE purchased from Super TV all the smart cards and related software products required for its CA systems. The purchase price is determined by Super TV. The term of the agreement is 15 years, which may not be terminated prior to its termination date without Super TV’s written consent. The term of this agreement will be automatically renewed for an additional 15 years upon its termination date unless written notice has been given by Super TV.

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Business Operating Agreement: Each of the Shareholders agreed to (i) accept the policies and guidelines furnished by Super TV with respect to the hiring and dismissal of employees, operational management and financial management systems of the VIE; (ii) appoint the candidates recommended by Super TV as directors of the VIE and appoint the senior management personnel of Super TV as the general manager, chief financial officer and other senior officers of the VIE based on Super TV’s recommendations; (iii) replace or remove any director or senior management personnel of the VIE upon Super TV’s request; and (iv) seek a guarantee from Super TV first when any guarantee is required to secure performance by the VIE of any contract or working capital loan borrowed by the VIE and pledge its assets and receivables to Super TV as a counter-guarantee. This agreement has a term of ten years and may be renewed at the option of Super TV by giving written notice for a term to be determined by Super TV. Super TV may terminate this agreement at any time by giving 30 days’ advance written notice to the other parties to this agreement.

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Loan agreements: Under loan agreements between Super TV and the registered shareholders of the VIE, Super TV extended loans to the registered shareholders of the VIE for contributing registered capital to the VIE in order to hold 100% of the equity interest in the VIE. The term of each loan is ten years, which is automatically renewable for another ten years upon its termination date unless a written notice has been provided by Super TV one month prior to such termination date. The registered shareholders of the VIE may not repay the loan prior to the termination date of the relevant loan agreement, unless so requested by Super TV, and may only repay the loan by (i) transferring all his equity interests in the VIE to Super TV or any third party designated by Super TV and (ii) paying Super TV with the entire proceeds obtained by himself from such transfer.

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Share Pledge Agreements: Pursuant to the share pledge agreements, each of the Shareholders pledged all of their respective equity interests in the VIE to Super TV to secure the Shareholders’ and the VIE’s performance of their respective obligations under the VIE contractual arrangements between the VIE/the Shareholders and Super TV. In addition, each of the Shareholders agreed not to transfer their equity interests in the VIE or create, or allow the creation of, any pledge over their respective equity interests in the VIE that may affect Super TV’s interests without Super TV’s consent. Super TV is entitled to receive the dividends on the pledged equity interests during the term of the pledges. The duration of each of the share pledge agreements is equivalent to the maximum duration of the VIE contractual arrangements between the VIE/the Shareholders and Super TV. The agreements may only be terminated: (i) by Super TV in writing; or (ii) upon the fulfillment of the shareholders’ and the VIE’s respective obligations under the VIE contractual arrangements between the VIE/the Shareholders and Super TV, which is subject to Super TV’s written confirmation.

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Powers of Attorney: Each of the Shareholders has executed an irrevocable power of attorney appointing Super TV, or any person designated by Super TV, as the attorney-in-fact to vote on their respective behalves on all matters of the VIE requiring shareholder approval under PRC laws, rules and regulations and the articles of association of the VIE. Each power of attorney has a term of ten years, subject to earlier termination in the event of the termination of the relevant share pledge agreement. The powers of attorney will be automatically renewed upon the extension of the term of the relevant share pledge agreement.

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Equity Transfer Option Agreement: Under this agreement, Mr. Lei Zhang, Mr. Shizhou Shen, Mr. Wenjun Wang and Mr. Tianxing Wang (the “Shareholders”) jointly granted Super TV an exclusive and irrevocable option to purchase all of the equity interests held by them in the VIE at any time that Super TV deems fit. Super TV may purchase these equity interests itself or designate another party to purchase the equity interests. The exercise price of the option will be determined by Super TV or its designated third party at the time of the exercise, subject to the minimum purchase price requirements pursuant to applicable PRC law or otherwise permitted by the relevant PRC authorities. This agreement does not have a specified term and will remain in effect unless terminated with the written consent of Super TV.

As a result of these contractual arrangements, Super TV (1) has the power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE. Accordingly, the Company is considered the primary beneficiary of the VIE and has consolidated the VIE’s financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE, the Company believes the Company’s rights under the terms of the equity transfer option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the equity transfer option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the equity transfer option agreement. In addition, the articles of association of VIE provides that the shareholders of VIE have the power to, in a shareholders’ meeting: (i) approve the operating strategy and investment plan; (ii) elect the members of board of directors and approve their compensation; and (iii) review and approve the annual budget and earnings distribution plan. Consequently, the Company’s rights under the powers of attorney reinforce the Company’s abilities to direct the activities that most significantly impact the VIE’s economic performance. The Company also believes that this ability to exercise control ensures that the VIE will continue to execute and renew service agreements and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE.

Risks	in relation to the VIE structure

The Company believes that the contractual arrangements with the VIE and its shareholders are in compliance with PRC law and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	levying fines;
•	confiscating income;
•	revoking business licenses or operating licenses;
•	requiring the Company to revise its ownership structure or restructure its operations;
•	requiring the discontinuation of businesses;
•	restricting or requiring the Company to discontinue related-party transactions among its PRC subsidiaries, on the one hand, and N-S Digital TV and its subsidiaries, on the other hand;
•	limiting the Company’s business expansion in China; and/or
•	imposing additional conditions or requirements with which the Company may not be able to comply.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate the VIE and its subsidiaries in its financial statements as it may lose the ability to exert effective control over the VIE and its subsidiaries and its shareholders, and it may lose the ability to receive economic benefits from the VIE and its subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the Super TV or the VIE and its subsidiaries.

The shareholders of the VIE are also the employees of the Company. Moreover, certain of the shareholders of the VIE are also the shareholders of the Company. Their interests as beneficial owners of the VIE may differ from the interests of the Company as a whole. The Company cannot assure that when conflicts of interest arise, these parties will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest these parties may encounter in their capacity as beneficial owners of the VIE, on the one hand, and as shareholders and employees of the Company, on the other hand. Through the powers of attorney, the VIE entrusted Super TV as its proxy to exercise its rights as the shareholder of the VIE with respect to an aggregate of 100% of the equity interests in the VIE. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the equity transfer option agreement provides the Company with a mechanism to remove them as shareholders of the VIE should they act to the detriment of the Company. If any conflict of interest or dispute between the Company and the shareholders of the VIE arises and the Company is unable to resolve it, the Company would have to rely on legal proceedings in the PRC. Such legal proceedings could result in disruption of its business; moreover, there is substantial uncertainty as to the ultimate outcome of any such legal proceedings.

The following financial statement amounts and balances of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2011	2012
Total current assets	$52,490	$57,932
Total non-current assets	1,923	3,227

Total assets	$54,413	$61,159

Total current liabilities	$11,334	$11,327
Total non-current liabilities	401	1,732

Total liabilities	$11,735	$13,059

	For the years ended December 31,
	2010	2011	2012
Net revenues	$79,591	$92,298	$78,940
Net income/(loss)	$137	$3,512	$(837)

	For the years ended December 31,
	2010	2011	2012
Net cash provided by operating activities	$172	$1,880	$4,464
Net cash used in investing activities	1,228	(2,026)	(1,645)
Net cash provided by financing activities	$—	$—	$—

The VIE and its subsidiaries contributed an aggregate of 91.4%, 93.1% and 89.0% of the consolidated net revenues for the year ended December 31, 2010, 2011 and 2012, respectively. The Company’s business, which is not conducted through contractual arrangements with the VIE, primarily consists of sales of multimedia home entertainment boxes and cloud computing technology-based services. As of the fiscal years ended December 31, 2011 and 2012, the VIE and its subsidiaries accounted for an aggregate of 16.9% and 31.6%, respectively, of the consolidated total assets, and 10.6% and 11.8%, respectively, of the consolidated total liabilities.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations. There are no creditors (or beneficial interest holders) of the VIE that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholder of the VIE or entrustment loans to the VIE.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 26 for disclosure of restricted net assets.

As of December 31, 2012, CDTV Holding’s subsidiaries, VIE and VIE’s subsidiaries include the following entities:

	Date of incorporation /acquisition	Place of incorporation /establishment	Percentage of economic ownership
Subsidiaries
CDTV BVI	March 9, 2004	BVI	100%
Super TV	May 31, 2004	the PRC	100%
Golden Benefit Technology Limited	December 6, 2007	Hong Kong	100%
(“Golden Benefit”)
China Super Media Holdings Limited	February 25, 2008	Hong Kong	100%
(“CSM Holdings”)
N-S Investment Holdings Co., Ltd	July 23, 2010	the PRC	100%
(“N-S Investment Holdings”)
Beijing Cyber Cloud Co., Ltd.	January 19, 2011	the PRC	90%
(“Cyber Cloud”)
Beijing Joysee Technology Co., Ltd	May 13, 2011	the PRC	64.8%
(“Joysee”)
Beijing Super Movie Technology Co., LTD	September 23, 2011	the PRC	90%
(“Super Movie”)

VIE
N-S Digital TV	May 31, 2004	the PRC	100%

VIE’s subsidiaries
Guangdong Digital Media Technology Research & Development Institute Co., Ltd	February 28, 2010	the PRC	100%
(“Guangdong R&D”)
N-S Media Investment Co., Ltd	December 19, 2007	the PRC	100%
(“N-S Media Investment”)